SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Exchange Rates

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	Sept 30, 2013	December 31, 2012	Sept 30, 2012
Period-end CAD: USD exchange rate	$0.9698	$1.0051	$0.9996
Average Period CAD: USD exchange rate	$0.9971	$1.0040	$0.9783

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	December 31, 2012	December 31, 2011
Period-end CAD: USD exchange rate	$1.0051	$0.9833
Average Period CAD: USD exchange rate	$1.0040	$0.9891